LEASES - Information related to operating leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets	$ 283,645	$ 365,103
Liabilities
Current portion of operating lease liabilities	141,341	195,955
Operating lease liabilities	$ 142,304	$ 173,660
Weighted average remaining lease term (years)	2 years 2 months 12 days	2 years 1 month 6 days
Weighted average discount rate	3.90%	4.40%